Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.7%
Invesco QQQ Trust Series 1(a)(b)
(Cost $6,263,657) ........................................................... 16,194 $ 5,197,140
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Puts – Exchange-Traded – 0.2%
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 14 $ 554,400 2,905
S&P 500 Mini Index, May Strike Price $363, Expires 5/19/23 ............. 54 1,960,200 7,290
10,195
Total Purchased Options (Cost $41,180) ........................................................... 10,195
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $656) ................................................................ 656 656
Total Investments – 99.9%
(Cost $6,305,493) ........................................................................... $ 5,207,991
Other Assets in Excess of Liabilities – 0.1% ......................................................... 2,839
Net Assets – 100.0% .......................................................................... $ 5,210,830
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Mini Index, May Strike Price $345, Expires 5/19/23
(Premiums Received $16,546) ................................... (54) (1,863,000) $ (3,780)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Securities with an aggregate market value of $5,134,880 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.7%
Purchased Options ............................................................................... 0.2%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 99.9%
Other Assets in Excess of Liabilities .................................................................. 0.1%
Net Assets ..................................................................................... 100.0%